Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Provisions [abstract]
Schedule of Provisions

(CHF in thousands)	Social charges	Long-service leave	Asset retirement obligation	Total

Balance at January 1, 2020	4,357	590	—	4,947
thereof current	—	246	—	246
thereof non-current	4,357	344	—	4,701
Additions	15,702	349	—	16,051
Exchange differences	16	9	—	24
Balance at December 31, 2020	20,074	947	—	21,022
thereof current	—	376	—	376
thereof non-current	20,074	571	—	20,645
Additions	15,571	1,140	3,650	20,362
Release	—	(422)	—	(422)
Utilization	(21,570)	—	—	(21,570)
Exchange differences	(28)	(8)	(10)	(46)
Balance at December 31, 2021	14,048	1,657	3,640	19,345
thereof current	14,048	721	135	14,903
thereof non-current	—	936	3,506	4,442